POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

Supplement Dated April 1, 2008 to the Prospectuses Dated August 30, 2007 of:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Aggressive Growth Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Deep Value Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Hardware & Consumer Electronics Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI Basic Materials Sector Portfolio
PowerShares FTSE RAFI Consumer Goods Sector Portfolio
PowerShares FTSE RAFI Consumer Services Sector Portfolio
PowerShares FTSE RAFI Energy Sector Portfolio
PowerShares FTSE RAFI Financials Sector Portfolio
PowerShares FTSE RAFI Health Care Sector Portfolio
PowerShares FTSE RAFI Industrials Sector Portfolio
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Growth Rate Dividend AchieversTM Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Listed Private Equity Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio
(each, a "Fund")

Effective March 31, 2008, the name of PowerShares Capital Management LLC, the Funds' investment adviser, has been changed to "Invesco PowerShares Capital Management LLC." In connection with such change, all references to "PowerShares Capital Management LLC" are replaced with references to "Invesco PowerShares Capital Management LLC."

Effective March 31, 2008, the name of A I M Distributors, Inc., the Funds' distributor, has been changed to "Invesco Aim Distributors, Inc." In connection with such change, all references to "A I M Distributors, Inc." are replaced with references to "Invesco Aim Distributors, Inc."

With regard to the PowerShares Lux Nanotech Portfolio, the following paragraph hereby replaces the second paragraph of the section titled "PowerShares Lux Nanotech Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies":

The Fund attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95% or better between the Fund's performance and the performance of the Underlying Index. Because the Underlying Index does not comply with the tax diversification requirements to which the Fund must adhere, the Adviser may use a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to obtain a representative sample of securities and weightings of securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as market capitalization and other financial characteristics. The Fund will hold as many securities as the Adviser believes is necessary to achieve the Fund's investment objective.

With regard to the PowerShares Financial Preferred Portfolio, the following paragraph hereby replaces the second paragraph of the section titled "PowerShares Financial Preferred Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies":

The Underlying Index is adjusted monthly, and the Fund attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95% or better between the Fund's performance and the performance of the Underlying Index. Because the Underlying Index does not comply with the tax diversification requirements to which the Fund must adhere, the Adviser may use a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to obtain a representative sample of securities and weightings of securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as market capitalization and other financial characteristics. The Fund will hold as many securities as the Adviser believes is necessary to achieve the Fund's investment objective.

The third and fourth paragraphs of the section titled "Management of the Funds—Portfolio Managers" are hereby removed and replaced with the following:

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005, after receiving a bachelor of science degree in Business and Economics from Wheaton College.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Stoneberg joined the Adviser as a research analyst in January 2006, after receiving a bachelor of science degree in Business and Economics from Wheaton College.

With regard to the PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Dynamic Utilities Portfolio, the following paragraph is hereby added between the first and second paragraphs of the section titled "Principal Risks of Investing in the Fund—Non-Correlation Risk" for each Fund:

Since the Underlying Intellidex is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Intellidex. The Fund may not invest in certain securities included in the Underlying Intellidex due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Intellidex. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Intellidex.

With regard to the PowerShares Aerospace & Defense Portfolio, PowerShares Buyback AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio,

PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio, the following paragraph is hereby added between the first and second paragraphs of the section titled "Principal Risks of Investing in the Fund—Non-Correlation Risk" for each Fund:

Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

With regard to the PowerShares Listed Private Equity Portfolio, the following paragraph is hereby added between the first and second paragraphs of the section titled "Principal Risks of Investing in the Fund—Non-Correlation Risk":

The Underlying Index includes certain securities of publicly traded partnerships in which the Fund may not invest as a result of the U.S. tax rules governing the Fund's status and taxation as a regulated investment company. The Fund's investments may deviate from the Underlying Index in part because the Fund will not make investments it believes would jeopardize the Fund's status as a regulated investment company or which the Fund deems would be unduly burdensome under the U.S. tax rules governing the taxation of regulated investment companies. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

With regard to the PowerShares Lux Nanotech Portfolio and PowerShares Financial Preferred Portfolio, the following paragraph is hereby added between the first and second paragraphs of the section titled "Principal Risks of Investing in the Fund—Non-Correlation Risk" for each Fund:

The Underlying Index does not meet the tax diversification requirements to which the Fund must adhere. Therefore, the Fund expects to utilize a sampling approach and deviate its investments from the securities and relative weightings of the Underlying Index. Because the Fund utilizes a sampling approach, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the stocks in the Underlying Index. In addition, the Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

Supplement Dated April 1, 2008 to the Statement of Additional Information Dated August 30, 2007 of:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Aggressive Growth Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Deep Value Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Hardware & Consumer Electronics Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI Basic Materials Sector Portfolio
PowerShares FTSE RAFI Consumer Goods Sector Portfolio
PowerShares FTSE RAFI Consumer Services Sector Portfolio
PowerShares FTSE RAFI Energy Sector Portfolio
PowerShares FTSE RAFI Financials Sector Portfolio
PowerShares FTSE RAFI Health Care Sector Portfolio
PowerShares FTSE RAFI Industrials Sector Portfolio
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Growth Rate Dividend AchieversTM Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Listed Private Equity Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio
(each, a "Fund")

Effective March 31, 2008, the name of PowerShares Capital Management LLC, the Funds' investment adviser, has been changed to "Invesco PowerShares Capital Management LLC." In connection with such change, all references to "PowerShares Capital Management LLC" are replaced with references to "Invesco PowerShares Capital Management LLC."

Effective March 31, 2008, the name of A I M Distributors, Inc., the Funds' distributor, has been changed to "Invesco Aim Distributors, Inc." In connection with such change, all references to "A I M Distributors, Inc." are replaced with references to "Invesco Aim Distributors, Inc."

The section titled "Investment Policies and Risks—Correlation and Tracking Error" is hereby removed and replaced with the following:

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index or Underlying Intellidex. Each Fund seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index or Underlying Intellidex; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund's fiscal year-end by comparing the Fund's average monthly total returns, before fees and expenses, to the Underlying Index's or Underlying Intellidex's average monthly total returns over the prior one-year period(s) or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index or Underlying Intellidex is to assess the "tracking error" between the two. Tracking error means the variation between each Fund's annual return and the return of its Underlying Index or Underlying Intellidex, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over one-year period(s), by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's or Underlying Intellidex's returns.

The biography of D. Mark McMillan in the section titled "Management" is hereby replaced by the following:

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (44) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	109	None

Effective March 14, 2008, Keith Ovitt resigned as Secretary of the Funds. The biography of Keith Ovitt is hereby removed from the section titled "Management" and the biography of Bruce T. Duncan is hereby replaced by the following:

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (52) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Secretary	Chief Financial Officer Since 2006 and Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994 to 2000); Vice President of Taxes, The ServiceMaster Company (1990 to 2000)

The description of Trustee compensation contained in the second paragraph on page 21 in the section titled "Management" is hereby removed and replaced with the following:

As of April 1, 2008, the Trust and the three other exchange-traded fund trusts managed by the Adviser (the "Fund Family") pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the "Retainer"). The Trust and the PowerShares Exchange-Traded Fund Trust II ( "Trust II") pay $155,000 of the Retainer, half of which is allocated pro rata between the funds of the Trust and Trust II, and the other half of which is allocated between the funds of the Trust and the funds of Trust II based on average net assets. The other trusts in the Fund Family pay the remaining $40,000 of the Retainer. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Funds have a deferred compensation plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one to five of the funds of the Trust or Trust II that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees are not eligible for any pension or profit sharing plan.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.